Annual Fund Operating Expenses - AST PIMCO Corporate Bond Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.53%
Distribution and Service (12b-1) Fees	none
Other Expenses Over Assets [Item]	2.32%
= Total Annual Portfolio Operating Expenses	2.85%
Fee Waiver or Reimbursement	(2.25%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%	[1]

[1]	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.